Prospectus Supplement

April 24, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated April 24, 2020 to the Morgan Stanley Institutional Fund Trust
Prospectus dated January 28, 2020

Ultra-Short Income Portfolio
Ultra-Short Municipal Income Portfolio

Effective July 1, 2020, the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class IR	Institutional Class	Class A
Advisory Fee	0.20%	0.20%	0.20%
Shareholder Service or 12b-1 Fee	None	0.05%	0.25%[2]
Other Expenses	0.10%	0.09%	0.10%
Total Annual Fund Operating Expenses[1]	0.30%	0.34%	0.55%[2]
Fee Waiver and/or Expense Reimbursement[1]	0.05%	0.04%	0.10%[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.25%	0.30%	0.45%[2,3]

Effective July 1, 2020, footnote 1 to the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

1  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.30% for Institutional Class and 0.45% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

3  Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the current expense limitation arrangement.

Effective July 1, 2020, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Example" is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$46	$166	$297	$680

Effective July 1, 2020, the second and third sentences of the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fees and Expenses" are hereby deleted and replaced with the following:

The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Effective July 1, 2020, the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted.

Effective July 1, 2020, the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class IR	Institutional Class	Class A
Advisory Fee	0.20%	0.20%	0.20%
Shareholder Service or 12b-1 Fee	None	0.10%	0.20%[2]
Other Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses[1]	0.52%	0.62%	0.72%[2]
Fee Waiver and/or Expense Reimbursement[1]	0.27%	0.27%	0.32%[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.25%	0.35%	0.40%[2,3]

Effective July 1, 2020, footnote 1 to the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

1  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.35% for Institutional Class and 0.40% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

2  The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

3  Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the current expense limitation arrangement.

Effective July 1, 2020, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income—Fees and Expenses—Example" is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$41	$198	$369	$864

Effective July 1, 2020, the second table in the section of the Prospectus entitled "Fund Management—Advisory Fees" is hereby deleted and replaced with the following:

	Expense Cap Class IR	Expense Cap Institutional Class	Expense Cap Class A
Ultra-Short Income Portfolio	0.25%	0.30%	0.45%
Ultra-Short Municipal Income Portfolio	0.25%	0.35%	0.40%

Effective July 1, 2020, the second sentence in the section of the Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted and replaced with the following:

Class IR, Institutional Class and Class A shares of each Fund are not subject to a sales charge, and Class IR shares are not subject to a shareholder service or 12b-1 fee.

Effective July 1, 2020, the following sentences are hereby added after the fourth sentence in the first paragraph of the section of the Prospectus entitled "Shareholder Information—Distribution of Fund Shares":

For at least one year, the Distributor has agreed to waive the 12b-1 fee on Class A shares of the Ultra-Short Income and Ultra-Short Municipal Income Portfolios to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Effective July 1, 2020, the second and third paragraphs in the section of the Prospectus entitled "Shareholder Information—How to Purchase Fund Shares—Purchasing Shares Through a Financial Intermediary" are hereby deleted and replaced with the following:

You should discuss with your Financial Intermediary which share class is most appropriate for you based on the size of your investment, your expected time horizon for holding the shares and other factors.

Effective July 1, 2020, the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" is hereby deleted.

Effective July 1, 2020, the fourth sentence in the first paragraph of the section of the Prospectus entitled "Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

Because purchases of Class A shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Ultra-Short Income and Ultra-Short Municipal Income Portfolios are not subject to a sales charge, and purchases of Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income Portfolio are subject to a reduced sales charge, you may be subject to the payment of a sales charge by your Financial Intermediary, at time of exchange into Class A shares of a Morgan Stanley Fund, based on the amount that you would have owed if you directly purchased Class A shares of that Morgan Stanley Fund (less any sales charge previously paid in connection with shares exchanged for such shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Short Duration Income, Ultra-Short Income or Ultra-Short Municipal Income Portfolios, as applicable).

Effective July 1, 2020, the section of the Prospectus entitled "Appendix A" is hereby deleted.

Please retain this supplement for future reference.

  IFTPROSPT 4/20

Statement of Additional Information Supplement

April 24, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated April 24, 2020 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2020

Ultra-Short Income Portfolio

Ultra-Short Municipal Income Portfolio

Effective July 1, 2020, the rows associated with the Ultra-Short Income and Ultra-Short Municipal Income Portfolios in the table reflecting the contractual advisory fee and maximum expense ratios in the section of the Statement of Additional Information entitled "Investment Advisory And Other Services—Adviser" are hereby deleted and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IR	Expense Cap Class IS	Expense Cap Institutional Class	Expense Cap Wealth Class	Expense Cap Advisory Class
Ultra-Short Income Portfolio	0.20%	—	0.45%	—	—	0.25%	—	0.30%	—	—
Ultra-Short Municipal Income Portfolio	0.20%	—	0.40%	—	—	0.25%	—	0.35%	—	—

Effective July 1, 2020, the seventh sentence in the first paragraph of the section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans—Class A, Class L, Class C and Institutional Class" is hereby deleted and replaced with the following:

The Distributor has agreed to waive the 12b-1 fee on Class A shares of the Corporate Bond, Ultra-Short Income and Ultra-Short Municipal Income Portfolios to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis.

Please retain this supplement for future reference.